SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Carrying Amount of Assets and Liability [Table Text Block]
The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Total current assets held for continuing operation	768,448	286,222
Total current assets held for discontinued operation	36,337	88,728
Total assets held for continuing operation	1,281,521	1,052,659
Total assets held for discontinued operation	36,337	88,728
Total current liabilities held for continuing operation	264,235	38,554
Total current liabilities held for discontinued operation	185,796	45,339
Total liabilities held for continuing operation	264,235	38,554
Total liabilities held for discontinued operation	185,796	45,339
Total revenue held for continuing operation	583,242	-
Total revenue held for discontinued operation	56,630	403,992
Net loss held for continuing operation	(163,353)	(47,196)
Net income (loss) held for discontinued operation	24,148	(688,562)

Estimated Useful Life Of Property And Equipment [Table Text Block]
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Estimated Useful Life of Intangible Assets [Table Text Block]
Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Software copyrights	20 years
Other software	5 years